Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Ext. Method
#: 1
	$ 800,000,000	Taxes	CANADA		Government of Canada	Multiple	Open Pit
#: 2
	32,120,000	Taxes	CANADA	British Columbia	Government of British Columbia	Multiple	Open Pit
#: 3
	600,000	Fees	CANADA	British Columbia	Government of British Columbia	Multiple	Open Pit
#: 4
	3,080,000	Royalties	CANADA		Citxw Nlaka'pamux Assembly	Multiple	Open Pit
#: 5
	9,940,000	Fees	CANADA		Citxw Nlaka'pamux Assembly	Multiple	Open Pit
#: 6
	1,440,000	Royalties	CANADA		Lower Nicola Indian Band	Multiple	Open Pit
#: 7
	10,500,000	Fees	CANADA		Lower Nicola Indian Band	Multiple	Open Pit
#: 8
	3,620,000	Taxes	CANADA	British Columbia	District of Logan Lake	Multiple	Open Pit
#: 9
	2,540,000	Royalties	CANADA		Nlaka'pamux Nation Tribal Council	Multiple	Open Pit
#: 10
	1,010,000	Fees	CANADA		Stk'emlupsemc Te Secwepemc Nation	Multiple	Open Pit
#: 11
	1,110,000	Taxes	CANADA	Alberta	Government of Alberta	Multiple	Open Pit
#: 12
	1,040,000	Fees	CANADA		Cooks Ferry Indian Band	Multiple	Open Pit
#: 13
	890,000	Fees	CANADA		Kanaka Bar Indian Band	Multiple	Open Pit
#: 14
	280,000	Taxes	CANADA	British Columbia	City of Kimberley	Multiple	Open Pit
#: 15
	280,000	Fees	CANADA		Tahltan Nation	Multiple	Open Pit
#: 16
	250,000	Fees	CANADA		Bonaparte First Nations	Multiple	Open Pit
#: 17
	160,000	Fees	CANADA	British Columbia	British Columbia Securities Commission	Multiple	Open Pit
#: 18
	100,000	Fees	CANADA	Northwest Territories	Government of Northwest Territories	Multiple	Open Pit
#: 19
	218,090,000	Taxes	PERU		Government of Peru	Multiple	Open Pit
#: 20
	10,190,000	Fees	PERU		Government of Peru	Multiple	Open Pit
#: 21
	8,510,000	Infrastructure	PERU		Government of Peru	Multiple	Open Pit
#: 22
	112,960,000	Taxes	UNITED STATES		Government of United States	Multiple	Open Pit
#: 23
	57,870,000	Taxes	UNITED STATES	Alaska	State of Alaska	Multiple	Open Pit
#: 24
	1,200,000	Fees	UNITED STATES	Alaska	State of Alaska	Multiple	Open Pit
#: 25
	44,430,000	Taxes	UNITED STATES	Alaska	District of Northwest Arctic Borough	Multiple	Open Pit
#: 26
	630,000	Fees	UNITED STATES	Minnesota	State of Minnesota	Multiple	Open Pit
#: 27
	480,000	Taxes	UNITED STATES	Minnesota	County of St. Louis	Multiple	Open Pit
#: 28
	280,000	Taxes	UNITED STATES	California	State of California	Multiple	Open Pit
#: 29
	190,000	Fees	UNITED STATES	New Mexico	State of New Mexico	Multiple	Open Pit
#: 30
	160,000	Taxes	UNITED STATES	Montana	State of Montana	Multiple	Open Pit
#: 31
	130,000	Fees	UNITED STATES	Arizona	State of Arizona	Multiple	Open Pit
#: 32
	130,000	Fees	UNITED STATES	Oregon	State of Oregon	Multiple	Open Pit
#: 33
	120,000	Fees	UNITED STATES	Washington	State of Washington	Multiple	Open Pit
#: 34
	100,000	Taxes	UNITED STATES	Washington	County of Pend Oreille	Multiple	Underground Mining
#: 35
	60,990,000	Taxes	CHILE		Government of Chile	Multiple	Open Pit
#: 36
	1,790,000	Fees	CHILE		Government of Chile	Multiple	Open Pit
#: 37
	860,000	Taxes	CHILE	Región Metropolitana de Santiago	Municipality of Las Condes	Multiple	Open Pit
#: 38
	820,000	Taxes	CHILE	Coquimbo	Municipality of Andacollo	Multiple	Open Pit
#: 39
	500,000	Taxes	CHILE	Tarapacá	Municipality of Pica	Multiple	Open Pit
#: 40
	130,000	Taxes	CHILE	Tarapacá	Municipality of Iquique	Multiple	Open Pit
#: 41
	700,000	Fees	T?RKIYE		Government of Turkiye	Multiple	Open Pit
#: 42
	260,000	Fees	AUSTRALIA	Western Australia	Government of Western Australia	Multiple	Open Pit
#: 43
	110,000	Fees	AUSTRALIA		Yamatji Marlpa Aboriginal Corporation	Multiple	Open Pit
#: 44
	310,000	Fees	MEXICO		Government of Mexico	Multiple	Open Pit
#: 45
	$ 180,000	Taxes	ARGENTINA		Government of Argentina	Multiple	Open Pit